TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of loss before income taxes

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Non-PRC	675,369	(421,597)	(331,586)
PRC	(48,861)	(206,933)	(2,151,209)
	626,508	(628,530)	(2,482,795)

Schedule of income tax expenses

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current	(111,082)	(115,577)	(157,526)
Deferred	(325)	(17,887)	43,152
	(111,407)	(133,464)	(114,374)

Schedule of reconciliation of tax computed by applying the statutory income tax rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2021, 2022 and 2023 applicable to the PRC operations to income tax expenses were as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income (loss) before income taxes	626,508	(628,530)	(2,482,795)
Income tax (expenses) benefits computed at applicable tax rates (25%)	(156,627)	157,133	620,699
Non-deductible expenses	(13,116)	(72,156)	(700)
Research and development expenses	45,122	67,789	65,863
Preferential rate	14,232	(6,163)	(6,140)
Current and deferred tax rate differences	26,115	15,847	11,036
International rate differences	120,678	(75,119)	(101,585)
Tax exempted income	14,536	249	2,803
Foreign investment	(49,815)	(39,224)	(53,617)
Unrecognized tax benefits	(12,338)	(13,674)	(11,283)
Change in valuation allowance	(79,733)	(135,732)	(606,071)
Prior year provision to return true up	(22,898)	(28,949)	(34,759)
Others	2,437	(3,465)	(620)
Income tax expenses	(111,407)	(133,464)	(114,374)

Schedule of significant components of deferred taxes

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Allowance for doubtful debt	52,658	125,500
Impairment of long-lived assets	40,784	166,576
Impairment of long-term investments	3,024	4,866
Accrued expense	22,108	39,896
Tax losses	358,454	849,672
Property and equipment	38,365	2,919
Intangible assets	7,142	9,432
Finance lease	372,997	386,327
Deferred government grant	1,714	3,357
Operating lease	768,638	949,362
Loss picked up on equity method investments	69,440	10,558
Valuation allowance	(397,457)	(955,738)

Total deferred tax assets, net of valuation allowance	1,337,867	1,592,727

Deferred tax liabilities
Intangible assets	266,922	405,964
Property and equipment	360,989	172,095
Capitalized interest expense	39,606	49,544
Finance lease	289,586	296,789
Operating lease	768,638	949,362
Investment in subsidiaries	98,608	159,691

Total non-current deferred tax liabilities	1,824,349	2,033,445

Net deferred tax liabilities	(486,482)	(440,718)
Analysis as:
Deferred tax assets	196,098	247,644
Deferred tax liabilities	682,580	688,362

Net deferred tax liabilities	(486,482)	(440,718)

	For the years ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of year	261,960	397,457
Addition	135,732	606,071
Expiration	(235)	(47,790)
Balance at end of year	397,457	955,738

Schedule of roll-forward of unrecognized tax benefits

	For the years ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of year	64,854	64,528
Reversal based on tax positions related to prior years	(418)	—
Additions based on tax positions related to the current year	92	—
Balance at end of year	64,528	64,528